PENSION AND POSTRETIREMENT BENEFITS - Health Care Costs Trend Rates (Details 6) (Postretirement Plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Postretirement Plan
Effect of increase in health care cost trend rates
1% increase in health care cost trend rates - APBO dollar change	$ 6,611
1% increase in health care cost trend rates - Service cost dollar change	405
1% increase in health care cost trend rates - percentage change	6.50%
1% decrease in health care cost trend rates - APBO dollar change	5,863
1% decrease in health care cost trend rates - Service cost dollar change	$ (343)
1% decrease in health care cost trend rates - percentage change	(5.50%)